Reserves for Losses and Adjustment Expenses - Reconciliation of Beginning and Ending Consolidated Loss and Loss Adjustment Expenses (LAE) Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Insurance [Abstract]
Provision for losses and LAE, beginning balance	$ 8,122.6	[1]	$ 7,810.6		$ 7,710.9
Less unpaid losses recoverable from reinsurers at the start of the year			(4,172.0)		(4,577.8)	$ (4,897.7)
Net losses and LAE reserves, beginning balance	3,950.6		3,232.8		2,813.2
Net incurred losses and loss adjustment expenses related to:
Current year	1,654.3		1,682.2		1,492.2
Prior Year	(107.6)		35.6		60.8
Total incurred	1,546.7		1,717.8		1,553.0
Net paid losses and loss adjustment expenses related to:
Current year	(203.8)		(200.2)		(161.1)
Prior years	(939.8)		(741.3)		(1,011.9)
Total paid	(1,143.6)		(941.5)		(1,173.0)
Foreign exchange losses/(gains)	89.4		(58.5)		39.6
Net Reserves for Losses and LAE	4,443.1		3,950.6		3,232.8	$ 2,813.2
Plus unpaid losses recoverable from reinsurers at the end of the year	4,281.9		4,172.0		4,577.8
Reserve for losses and loss adjustment expenses at the end of the year	8,725.0	[1]	8,122.6	[1]	7,810.6
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverable on unpaid losses	4,281.9		4,172.0
Prior Year	$ (107.6)		$ 35.6		$ 60.8

[1]	Included within underwriting premiums receivables, reserve for losses and loss adjustment expenses and unearned premiums are related party balances of $1.6 million, $3.7 million and $1.2 million, respectively. Refer to Note 20, “Related Party Transactions” for further details.